Collateralized transactions	12 Months Ended
Mar. 31, 2015
Collateralized transactions
Collateralized transactions

4. Collateralized transactions:

Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’ needs, finance trading inventory positions and obtain securities for settlements.

Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which reduce Nomura’s credit exposure to counterparties as they permit the close-out and offset of transactions and collateral amounts in the event of default of the counterparty. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty. In order to support the enforceability of the close-out and offsetting rights within these agreements, Nomura generally seeks to obtain an external legal opinion.

For certain types of counterparty and in certain jurisdictions, Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions which are not documented under a master netting agreement. Similarly, even when these transactions are documented under such agreements, Nomura may not have yet sought evidence, or may not be able to obtain evidence to determine with sufficient certainty that the close-out and offsetting rights are legally enforceable. This may be the case where relevant local laws specifically prohibit such close-out and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.

Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.

In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, Nomura is permitted to use the securities received to enter into repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred. Collateral is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.

Offsetting of certain collateralized transactions

Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out and offsetting rights under the master netting agreement.

The following tables present information about offsetting of these transactions in the consolidated balance sheets, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following table.

	Billions of yen
	March 31, 2014
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥20,244	¥7,729	¥24,564	¥2,602
Less: Amounts offset in the consolidated balance sheets(2)	(10,626)	(5)	(10,626)	(5)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥9,618	¥7,724	¥13,938	¥2,597

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(7,930)	(5,725)	(9,867)	(2,235)
Cash collateral	(0)	—	(0)	—

Net amount	¥1,688	¥1,999	¥4,071	¥362

	Billions of yen
	March 31, 2015
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥25,532	¥8,460	¥29,268	¥2,924
Less: Amounts offset in the consolidated balance sheets(2)	(17,051)	(242)	(17,051)	(242)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥8,481	¥8,218	¥12,217	¥2,682

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(6,295)	(6,531)	(10,058)	(2,371)
Cash collateral	(1)	—	—	—

Net amount	¥2,185	¥1,687	¥2,159	¥311

(1)	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2014, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,278 billion and ¥3,918 billion, respectively. As of March 31, 2014, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,751 billion and ¥137 billion, respectively. As of March 31, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,979 billion and ¥2,091 billion, respectively. As of March 31, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,507 billion and ¥52 billion, respectively.
(2)	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
(3)	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
(4)	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Collateral received by Nomura

The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2014 and 2015.

	Billions of yen
	March 31
	2014	2015
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥35,530	¥45,397
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	28,959	39,165

Collateral pledged by Nomura

Nomura pledges firm-owned securities to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets in the consolidated balance sheets.

The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them by type of asset as of March 31, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Trading assets:
Equities and convertible securities	¥174,753	¥95,331
Government and government agency securities	991,430	1,122,308
Bank and corporate debt securities	150,183	139,062
Commercial mortgage-backed securities (“CMBS”)	35,671	32,894
Residential mortgage-backed securities (“RMBS”)	1,141,726	1,391,414
Collateralized debt obligations (“CDOs”) and other(1)	82,237	104,877
Investment trust funds and other	18,503	45,619

	¥2,594,503	¥2,931,505

Deposits with stock exchanges and other segregated cash	¥4,630	¥—
Non-trading debt securities	42,087	47,959
Investments in and advances to affiliated companies	¥28,642	¥32,034

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

The following table presents the carrying amount of financial and non-financial assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Loans and receivables	¥141	¥1,220
Trading assets	1,293,036	1,833,959
Office buildings, land, equipment and facilities	5,236	5,362
Non-trading debt securities	370,239	264,685
Other	78	34

	¥1,668,730	¥2,105,260

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs, trading balances of secured borrowings, and derivative transactions. See Note 10 “Borrowings” for further information regarding trading balances of secured borrowings.